Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail)											4 Months Ended	12 Months Ended
	Dec. 09, 2021 Warrants $ / shares	Oct. 27, 2021 Warrants $ / shares	Sep. 29, 2021 Warrants $ / shares	Sep. 28, 2021 Warrants $ / shares	Jun. 29, 2021 Warrants $ / shares	Jun. 17, 2021 Warrants $ / shares	Mar. 30, 2021 Warrants $ / shares	Dec. 17, 2020 Warrants $ / shares	Sep. 14, 2020 Warrants yr $ / shares	Jun. 30, 2020 Warrants yr $ / shares	Sep. 30, 2019 yr $ / shares	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 yr $ / shares
2016 Tandem Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price											$ 18.30	$ 23.82	$ 16.65
Underlying share price											$ 16.94	$ 67.87	$ 27.21
Volatility											78.00%	73.00%	64.00%
Time period (years) | yr											2.10	1.25	5.00
Risk free rate											2.04%	1.59%	2.77%
Dividend yield											0.00%	0.00%	0.00%
Combined probability of exit events											60.00	80.00	25.00
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price										$ 10.00
Underlying share price										$ 15.15
Volatility										75.00%
Time period (years) | yr										5.5
Risk free rate										0.29%
Dividend yield										0.00%
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price												$ 1.12	$ 1.12
Underlying share price												$ 67.87	$ 27.21
Volatility												73.00%	64.00%
Time period (years) | yr												1.25	5.00
Risk free rate												1.59%	2.77%
Dividend yield												0.00%	0.00%
Combined probability of exit events												80.00	25.00
Additional Grants Under 2020 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 11.00	$ 13.45	$ 12.75	$ 12.92	$ 11.93	$ 12.05	$ 11.68	$ 9.70	$ 10.00	$ 10.00
Underlying share price	$ 11.00	$ 13.45	$ 12.75	$ 12.92	$ 11.93	$ 12.05	$ 11.68	$ 9.70	$ 9.16	$ 15.15
Volatility	81.80%	82.07%	83.51%	83.57%	84.53%	84.67%	85.77%	84.00%	79.00%	75.00%
Time period (years) | Warrants	6.11	6.11	6.11	6.11	6.11	6.11	6.11	6.0	6.2	7.0
Risk free rate	1.29%	1.34%	1.19%	1.19%	1.08%	1.10%	1.17%	0.49%	0.37%	0.29%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				$ 12.92					$ 10.00	$ 10.00
Underlying share price				$ 12.92					$ 9.16	$ 15.15
Volatility				77.16%					78.00%	79.00%
Time period (years)				3.75					6.7	7.0
Risk free rate				1.49%					0.67%	0.66%
Dividend yield				0.00%					0.00%	0.00%
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price										$ 2.47
Underlying share price										$ 15.15
Volatility										75.00%
Time period (years) | yr										5.6
Risk free rate										0.29%
Dividend yield										0.00%